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                          STREETTRACKS(R) SERIES TRUST

                       Supplement Dated November 7, 2006
                      to Prospectus Dated October 31, 2006

                        SPDR(R) AEROSPACE & DEFENSE ETF
                      SPDR(R) BUILDING & CONSTRUCTION ETF
                         SPDR(R) COMPUTER HARDWARE ETF
                         SPDR(R) COMPUTER SOFTWARE ETF
                       SPDR(R) HEALTH CARE EQUIPMENT ETF
                        SPDR(R) HEALTH CARE SERVICES ETF
                            SPDR(R) LEISURE TIME ETF
                    SPDR(R) OUTSOURCING & IT CONSULTING ETF
                              SPDR(R) TELECOM ETF
                           SPDR(R) TRANSPORTATION ETF
                    STREETTRACKS(R) KBW MORTGAGE FINANCE ETF

The above-listed Funds are not yet in operation and thus are not offered by the Prospectus.